Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Ownership Interests

Company	Name	Ownership share
Servicio Cozumel, S. A. de C. V. (which operates a retail service station)	Mr. Pedro Joaquín Coldwell(1)	60%
	Mr. Pedro Oscar Joaquín Delbouis (son of Mr. Joaquín Coldwell)	20%
	Mr. Nassim Joaquín Delbouis (son of Mr. Joaquín Coldwell)	20%
Planta de Combustible Cozumel, S. A. de C. V. (which operates as a wholesale distributor)	Fideicomiso Testamentario(2)	57%
	Mr. Pedro Joaquín Coldwell(1)	40%
Gasolinera y Servicios Juárez, S. A. de C. V. (which operates a retail service station)	Mr. Pedro Joaquín Coldwell(1)	40%
	Fideicomiso Testamentario(3)	40%
	Mr. Ignacio Nassim Ruiz Joaquín (nephew of Mr. Joaquín Coldwell)	20%
Combustibles Caleta, S. A. de C. V. (which operates a retail service station)	Mr. Pedro Joaquín Coldwell(1)	20%
	Mr. Pedro Oscar Joaquín Delbouis	20%
	Mr. Nassim Joaquín Delbouis	20%
	Fideicomiso Testamentario(4)	20%
	Mr. Ignacio Nassim Ruiz Joaquín	20%
Combustibles San Miguel, S. A. de C. V. (which operates a retail service station)	Mr. Pedro Joaquín Coldwell(1)	25%
	Mr. Pedro Oscar Joaquín Delbouis	25%
	Mr. Nassim Joaquín Delbouis	25%
	Mr. Ignacio Nassim Ruiz Joaquín	25%

(1)	In November, 2017, Mr. Pedro Joaquín Coldwell transmitted all of his shares in these companies to a management and investment trust held at Banco Mercantil del Norte, S.A., Institución de Banca Múltiple, Grupo Financiero Banorte.
(2)	60% of these shares were owned by Fausto Nassim Joaquín Ibarra (father of Pedro Joaquín Coldwell), until his death in June of 2016, after which 57% of these shares became property of an investment, management and testamentary revocable trust, which is referred to as the Testamentary Trust. 50% of the voting rights of these shares are currently exercised by Mr. Pedro Oscar Joaquín Delbouis, and 50% are exercised by Mr. Nassim Joaquín Delbouis.
(3)	40% of these shares were owned by Fausto Nassim Joaquín Ibarra until his death in June of 2016, after which these shares became property of the Testamentary Trust. 100% of the voting rights of these shares are currently exercised by Mr. Pedro Joaquín Coldwell.
(4)	20% of these shares were owned by Fausto Nassim Joaquín Ibarra until his death in June of 2016, after which these shares became property of the Testamentary Trust. 50% of the voting rights of these shares are currently exercised by Mr. Pedro Oscar Joaquín Delbouis, and 50% are exercised by Mr. Nassim Joaquín Delbouis.